SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Notes and other explanatory information [abstract]
Fair value based on quoted opening share price	$ 11,599
Fair value of equity transaction	16,802
Marketable securities held in trust account	4,921
Trade and other payables	$ 10,127